Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Shareholders' Equity

14. Shareholders’ Equity

Dividend Reinvestment Plan (the “DRIP”)

On June 10, 2025, the Company announced that it has implemented the DRIP. During the year ended December 31, 2025, the Company issued 404,975 and 356,099 common shares under the DRIP at the price of $20.50 and $22.85 per share, respectively, net of issuance costs. During the year ended December 31, 2025, the Company recognized deferred expenses of $219 relating to the DRIP.

Open market sales agreement (the “Sales Agreement”)

On January 27, 2025, the Company entered into the “Sales Agreement” with Jefferies LLC (“Jefferies”) under which the Company may sell, from time to time, through Jefferies, as its sales agent, new common shares having an aggregate offering amount of up to $75,000. The open-market sale agreement provides that Jefferies, when it is acting as the Company’s sales agent, will be entitled to compensation of up to 2.5% of the gross sales price of the common shares sold through Jefferies from time to time. During the year ended December 31, 2025, the Company issued 9,466 new common shares resulting in net proceeds of $207 after the payment of commission to the sales agent, but before offering expenses. During the year ended December 31, 2025, the Company recognized deferred offering expenses of $497 in connection with the Sales Agreement.

Transformative Transaction for the Acquisition of 11 Newbuild LNG/Cs

On August 26, 2024, the Company converted from a Marshall Islands limited partnership to a Marshall Islands corporation (Note 1). Upon the Conversion each common unit issued and outstanding immediately prior to the Effective Date was converted into one common share, par value $0.01 per share, of the Company and the 348,570 general partner units and all of the incentive distribution rights, in each case outstanding immediately prior to the Effective Date, were exchanged with an aggregate of 3,500,000 common shares. The amount of $46,184, being the difference between the fair value of the 3,500,000 common shares of $59,430, at the price of $16.98 per common share as quoted on the Nasdaq Stock Exchange on August 25, 2024, and the book value of the 348,570 general partner units of $13,246 as of August 25, 2024, is presented as deemed dividend to CGP in the Company’s consolidated statements of changes in shareholders’ equity.

Pursuant to the Umbrella Agreement (Note 5), the Company conducted a Rights Offering for up to $500,000 with the purpose of partially financing the acquisition of the shares of the vessel-owning companies of 11 new LNG/C vessels. The Rights Offering resulted in subscriptions for 445,988 common shares representing limited partnership interests in the Company offered at an exercise price of $14.25 per common share amounting to $6,355. CMTC purchased 34,641,731 common shares that were not issued pursuant to the Rights Offering for an aggregate amount of $493,645 pursuant to the Standby Purchase Agreement. As of December 31, 2023, the Company recognized the amount of $1,313 representing part of the transaction expenses as a reduction to Partners’ Capital.

Repurchase Plan

On January 26, 2023, the Company’s Board of Directors authorized a new share repurchase plan, replacing the earlier plan (the “Repurchase Plan”). Pursuant to the Repurchase Plan, the Company may purchase up to $30,000 of its common shares through January 2025, at times and prices that are considered to be appropriate. The Company could repurchase shares under the Repurchase Plan in the open market or in privately negotiated transactions but is not obligated under the terms of the Repurchase Plan to repurchase any shares, and, at any time, may suspend, delay or discontinue the Repurchase Plan. During the year ended December 31, 2023, the Company completed the repurchase of 304,283 shares, paying an average price per share of $13.48 plus repurchasing expenses. These shares were held as treasury shares and were recorded as a reduction in the Company’s Partners’ Capital. No shares were repurchased during the years ended December 31, 2025 and 2024.

Compensation Plan (the “Plan”)

In January 2024, the board of directors adopted an amended and restated Compensation Plan (the “Plan”) and reserved for issuance a maximum number of 3,300,000 restricted common shares. On January 25, 2024, 1,100,000 common units of the 3,300,000 restricted common units were issued and recognized under treasury shares. In connection with the Conversion, on the Effective Date, the board of directors of the Company adopted an amendment and restatement of the Plan to reflect the effects of the Conversion and all the treasury units were converted into treasury shares (Note 15).

As of December 31, 2025 and 2024, the Company’s capital structure was comprised of the following shares:

	As of December 31,
	2025	2024
Common shares	59,487,853	58,387,313
Treasury shares	1,221,061	1,551,061
Total Company’s shares	60,708,914	59,938,374